Other Receivables	12 Months Ended
Dec. 31, 2019
Other Receivables
Other Receivables

Note 9. Other Receivables

As at December 31:	2019		2018
Interest receivables	$145		$83
Contract assets under contracts with customers	—		295
Loans (net of allowance of $16 and $nil as of December 31, 2019 and 2018, respectively)	828	*	6,087	**
Indemnification asset (see Note 26)	6,362		—
Other	769		2,210
	$8,104		$8,675

*   In 2019, the Group had various amounts owing from an affiliate owned by our Chairman equal to $828 (see Note 26).

**  The loan, which was due from a former subsidiary, was written off in 2019.

Other receivables primarily arise in the normal course of business and are expected to be collected within one year from the reporting date.

The movement of contract assets under contracts with customers for the years ended December 31, 2019 and 2018 was as follows:

	2019	2018
Balance, beginning of the year	$295	$876
A change in the time frame for a right to consideration to become unconditional	(295)	(581)
Balance, end of the year	$—	$295

For further discussions on credit risk, see Note 27.